Party-in-Interest and Related Party Transactions (Details) - Mayville Engineering Company, Inc. 401(k) Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Party-in-Interest and Related Party Transactions
Administrative expenses	$ 172
Principal Financial Group
Party-in-Interest and Related Party Transactions
Administrative expenses	$ 172
Employer | Corporate common stock
Party-in-Interest and Related Party Transactions
Shares held	2,488,176	2,193,927
Shares held at cost	$ 32,083	$ 26,665
Value of shares acquired	3,644
Proceeds from sale of shares	13,158
Realized gain	$ 1,804